Statutory reserves, restricted net assets and parent company only condensed financial information - Condensed statement of comprehensive loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed statement of comprehensive loss
General and administrative	¥ (535,493)	¥ (612,252)	¥ (759,627)
Interest and investment income	53,703	14,559	28,277
Interest expense	(19,343)	(94,182)	(10,593)
Others, net	59,659	33,737	(1,156)
Net loss attributable to ZKH Group Limited	(304,314)	(735,681)	(1,122,484)
Accretion on preferred shares to redemption value	(660,070)	(509,281)	(329,737)
Net loss attributable to ZKH Group Limited's ordinary shareholders	(964,384)	(1,244,962)	(1,452,221)
Net loss attributable to ZKH Group Limited	(304,314)	(735,681)	(1,122,484)
Other comprehensive loss:
Foreign currency translation adjustments	26,756	(50,980)	(490)
Comprehensive loss attributable to ZKH Group Limited	(277,558)	(786,661)	(1,122,974)
Total comprehensive loss attributable to ZKH Group Limited's ordinary shareholders	(937,628)	(1,295,942)	¥ (1,452,711)
Parent company | Reportable legal entities
Condensed statement of comprehensive loss
General and administrative	(8,586)	(6,038)
Interest and investment income		1
Interest expense		(73,081)
Share of loss from subsidiaries	(297,229)	(643,683)
Others, net	1,501	(12,880)
Net loss attributable to ZKH Group Limited	(304,314)	(735,681)
Accretion on preferred shares to redemption value	(660,070)	(509,281)
Net loss attributable to ZKH Group Limited's ordinary shareholders	(964,384)	(1,244,962)
Net loss attributable to ZKH Group Limited	(304,314)	(735,681)
Other comprehensive loss:
Foreign currency translation adjustments	26,756	(50,980)
Comprehensive loss attributable to ZKH Group Limited	(277,558)	(786,661)
Total comprehensive loss attributable to ZKH Group Limited's ordinary shareholders	¥ (937,628)	¥ (1,295,942)